Long Term Debt (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Maximum borrowing capacity	$ 10,000,000	$ 10,000,000
Outstanding credit facility	$ 2,230,000	$ 2,230,000	$ 500,000
Credit facility interest rate percentage	18.00%	18.00%
Credit facility advance amount	$ 25,000	$ 25,000
Debt instrument interest rate effective percentage		18.00%
Unused amount available under credit line		$ 77,700,000
Credit facility maturity date	Jun. 01, 2016	Jun. 30, 2016
Monthly principal and interest payments percentage	10.00%	100.00%
BFG Loan Holdings, LLC [Member]
Repayment of credit facility		$ 3,000,000
BFG Loan Holdings, LLC [Member] | Maximum [Member]
Percentage of profit to be payed		20.00%
BFG Loan Holdings, LLC [Member] | Minimum [Member]
Percentage of profit to be payed		10.00%